EARNINGS/(LOSS) PER SHARE - Schedule of basic and diluted earnings/(loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Net income/(loss) attributable to equity holders of the Company, basic	$ 18.2	$ (3.7)	$ 152.8	$ 1.4
Net income/(loss) attributable to equity holders of the Company, diluted	$ 18.2	$ (3.7)	$ 152.8	$ 1.4
Basic weighted-average number of ordinary shares (in shares)	555,400,923	505,249,607	554,697,448	483,672,684
Diluted weighted-average number of ordinary shares (in shares)	560,798,983	505,249,607	560,361,095	486,601,577
Basic earnings/(loss) per share (in USD per share)	$ 0.03	$ (0.01)	$ 0.28	$ 0.00
Diluted earnings/(loss) per share (in USD per share)	$ 0.03	$ (0.01)	$ 0.27	$ 0.00